Net Loss Per Share Attributable to Common Stockholders - Graphite Bio, Inc.	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Class A Common Stockholders	Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders, which excludes shares which are legally outstanding, but subject to repurchase by the Company (in thousands, except share and per share amounts):

	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(124,651)	$(101,052)
Denominator:
Weighted-average common shares outstanding	58,046,553	58,111,437
Less: weighted-average unvested restricted shares and shares subject to repurchase	(1,031,394)	(3,237,762)
Weighted-average shares used to compute basic and diluted net loss per share attributable to common stockholders	57,015,159	54,873,675
Net loss per share attributable to common stockholders — basic and diluted:	$(2.19)	$(1.84)
Anti-dilutive Outstanding Shares or Equivalents
The following outstanding options, unvested shares, and ESPP shares were excluded (as common stock equivalents) from the computation of diluted net loss per common share for the periods presented as their effect would have been antidilutive (in thousands):

	Year Ended December 31,
	2023	2022
Options to purchase common stock	5,376,373	7,755,303
Common stock subject to vesting or repurchase	565,667	2,767,526
Employee Stock Purchase Plan shares	—	168,080
Total	5,942,040	10,690,909
Net Loss Per Share Attributable to Class A Common Stockholders
The Company’s potential dilutive securities, which include convertible preferred stock, options to purchase common stock, Class A common warrants, preferred stock warrants, and Class B convertible common stock, have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders for the period indicated because including them would have had an anti-dilutive effect:

	December 31,
	2022	2023
Convertible preferred stock	24,927,830	52,947,011
Class A common stock options granted and outstanding	5,271,961	9,317,290
Class A common stock warrants	470,000	470,000
Preferred stock warrants	814,495	814,495
Class B convertible common stock	2,744,184	2,744,184
Total	34,228,470	66,292,980
The holders of convertible preferred stock and Class B convertible common stock do not contractually share in losses and therefore no additional net loss per share has been disclosed under the two-class method.